Schedules of Investments (unaudited)
June 30, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 10.2%
Entertainment — 1.1%
Walt Disney Co.	9,318	$1,155,525
Interactive Media & Services — 3.7%
Alphabet Inc., Class A Shares	10,229	1,802,657
Meta Platforms Inc., Class A Shares	2,992	2,208,365
Total Interactive Media & Services		4,011,022
Media — 2.9%
Comcast Corp., Class A Shares	85,987	3,068,876
Wireless Telecommunication Services — 2.5%
T-Mobile US Inc.	11,327	2,698,771

Total Communication Services		10,934,194
Consumer Discretionary — 2.9%
Specialty Retail — 2.9%
Home Depot Inc.	4,526	1,659,413
Industria de Diseno Textil SA, ADR	115,148	1,502,681

Total Consumer Discretionary		3,162,094
Consumer Staples — 9.5%
Beverages — 3.2%
Coca-Cola Co.	28,325	2,003,994
Diageo PLC, ADR	13,941	1,405,810
Total Beverages		3,409,804
Food Products — 3.1%
Nestle SA, ADR	33,562	3,333,378
Household Products — 0.9%
Procter & Gamble Co.	6,438	1,025,702
Personal Care Products — 2.3%
Unilever PLC, ADR	40,379	2,469,984

Total Consumer Staples		10,238,868
Energy — 10.7%
Oil, Gas & Consumable Fuels — 10.7%
Enbridge Inc.	77,599	3,516,787
EQT Corp.	19,914	1,161,384
Exxon Mobil Corp.	35,790	3,858,162
Williams Cos. Inc.	48,373	3,038,308

Total Energy		11,574,641
Financials — 14.0%
Banks — 3.7%
JPMorgan Chase & Co.	8,806	2,552,947
PNC Financial Services Group Inc.	7,766	1,447,738
Total Banks		4,000,685
Consumer Finance — 1.5%
Capital One Financial Corp.	7,686	1,635,273
Financial Services — 4.1%
Apollo Global Management Inc.	15,997	2,269,495
Visa Inc., Class A Shares	6,106	2,167,935
Total Financial Services		4,437,430
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 4.7%
MetLife Inc.	26,617	$2,140,539
Travelers Cos. Inc.	10,609	2,838,332
Total Insurance		4,978,871

Total Financials		15,052,259
Health Care — 11.8%
Health Care Equipment & Supplies — 2.9%
Becton Dickinson & Co.	17,879	3,079,658
Health Care Providers & Services — 2.7%
CVS Health Corp.	23,113	1,594,335
UnitedHealth Group Inc.	4,336	1,352,702
Total Health Care Providers & Services		2,947,037
Pharmaceuticals — 6.2%
AstraZeneca PLC, ADR	20,871	1,458,465
Haleon PLC, ADR	197,319	2,046,198
Johnson & Johnson	8,978	1,371,390
Merck & Co. Inc.	22,790	1,804,056
Total Pharmaceuticals		6,680,109

Total Health Care		12,706,804
Industrials — 8.8%
Aerospace & Defense — 5.6%
L3Harris Technologies Inc.	7,186	1,802,536
Northrop Grumman Corp.	4,436	2,217,911
RTX Corp.	13,947	2,036,541
Total Aerospace & Defense		6,056,988
Commercial Services & Supplies — 1.7%
Waste Management Inc.	8,157	1,866,485
Ground Transportation — 1.5%
Union Pacific Corp.	6,820	1,569,146

Total Industrials		9,492,619
Information Technology — 14.4%
Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity PLC	9,416	1,588,197
Semiconductors & Semiconductor Equipment — 4.8%
Broadcom Inc.	13,379	3,687,922
Texas Instruments Inc.	7,015	1,456,454
Total Semiconductors & Semiconductor Equipment		5,144,376
Software — 6.7%
Microsoft Corp.	9,793	4,871,136
Oracle Corp.	10,916	2,386,565
Total Software		7,257,701
Technology Hardware, Storage & Peripherals — 1.4%
Apple Inc.	7,548	1,548,623

Total Information Technology		15,538,897
Materials — 5.8%
Chemicals — 2.8%
Air Products & Chemicals Inc.	3,703	1,044,468
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Chemicals — continued
	Linde PLC	4,233	$1,986,039
Total Chemicals			3,030,507
Construction Materials — 1.8%
	Vulcan Materials Co.	7,274	1,897,205
Metals & Mining — 1.2%
	Freeport-McMoRan Inc.	30,184	1,308,476

Total Materials			6,236,188
Real Estate — 5.4%
Residential REITs — 2.0%
	AvalonBay Communities Inc.	10,734	2,184,369
Specialized REITs — 3.4%
	American Tower Corp.	8,838	1,953,375
	Public Storage	5,577	1,636,403
Total Specialized REITs			3,589,778

Total Real Estate			5,774,147
Utilities — 5.6%
Electric Utilities — 1.2%
	Edison International	12,664	653,462
	PG&E Corp.	45,782	638,201
Total Electric Utilities			1,291,663
Multi-Utilities — 4.4%
	DTE Energy Co.	8,944	1,184,722
	Sempra	46,403	3,515,956
Total Multi-Utilities			4,700,678

Total Utilities			5,992,341
Total Investments before Short-Term Investments (Cost — $93,414,069)			106,703,052
	Rate
Short-Term Investments — 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,486,223)	4.092%	1,486,223	1,486,223 (a)
Total Investments — 100.5% (Cost — $94,900,292)			108,189,275
Liabilities in Excess of Other Assets — (0.5)%			(557,434)
Total Net Assets — 100.0%			$107,631,841

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At June 30, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	7/11/25	$6,275.000	28	$17,373,860	$(63,000)
S&P 500 Index, Call	7/18/25	6,270.000	30	18,614,850	(126,480)
S&P 500 Index, Call	7/25/25	6,225.000	30	18,614,850	(254,700)
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin ClearBridge Enhanced Income ETF

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	8/1/25	$6,375.000	31	$19,235,345	$(110,050)
Total Exchange-Traded Written Options (Premiums received — $237,689)					$(554,230)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.1%
Communication Services — 12.6%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$7 *(a)(b)
Entertainment — 4.5%
Netflix Inc.	14,717	19,707,976 *
Interactive Media & Services — 8.1%
Alphabet Inc., Class A Shares	56,174	9,899,544
Meta Platforms Inc., Class A Shares	34,468	25,440,486
Total Interactive Media & Services		35,340,030

Total Communication Services		55,048,013
Consumer Discretionary — 11.7%
Automobiles — 1.9%
Tesla Inc.	26,474	8,409,731 *
Broadline Retail — 7.4%
Amazon.com Inc.	146,947	32,238,702 *
Hotels, Restaurants & Leisure — 2.4%
Airbnb Inc., Class A Shares	43,262	5,725,293 *
Starbucks Corp.	49,650	4,549,430
Total Hotels, Restaurants & Leisure		10,274,723

Total Consumer Discretionary		50,923,156
Consumer Staples — 1.4%
Beverages — 1.4%
Monster Beverage Corp.	95,355	5,973,037 *

Financials — 9.2%
Capital Markets — 1.5%
S&P Global Inc.	12,254	6,461,412
Financial Services — 6.5%
PayPal Holdings Inc.	97,342	7,234,457 *
Visa Inc., Class A Shares	59,074	20,974,224
Total Financial Services		28,208,681
Insurance — 1.2%
Marsh & McLennan Cos. Inc.	24,780	5,417,899

Total Financials		40,087,992
Health Care — 8.9%
Health Care Equipment & Supplies — 3.8%
Intuitive Surgical Inc.	17,842	9,695,521 *
Stryker Corp.	18,005	7,123,318
Total Health Care Equipment & Supplies		16,818,839
Health Care Providers & Services — 1.1%
UnitedHealth Group Inc.	15,520	4,841,774
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific Inc.	10,259	4,159,614
Pharmaceuticals — 3.0%
Eli Lilly & Co.	8,753	6,823,226
Novo Nordisk A/S, ADR	49,269	3,400,547
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Zoetis Inc.	19,120	$2,981,764
Total Pharmaceuticals		13,205,537

Total Health Care		39,025,764
Industrials — 9.6%
Aerospace & Defense — 1.0%
Airbus SE, ADR	82,103	4,298,913
Electrical Equipment — 2.2%
Eaton Corp. PLC	27,533	9,829,006
Ground Transportation — 3.1%
Uber Technologies Inc.	78,121	7,288,689 *
Union Pacific Corp.	26,782	6,162,003
Total Ground Transportation		13,450,692
Industrial Conglomerates — 1.3%
Honeywell International Inc.	24,809	5,777,520
Trading Companies & Distributors — 2.0%
W.W. Grainger Inc.	8,459	8,799,390

Total Industrials		42,155,521
Information Technology — 38.9%
IT Services — 1.2%
Accenture PLC, Class A Shares	17,493	5,228,483
Semiconductors & Semiconductor Equipment — 14.9%
ASML Holding NV, Registered Shares	9,562	7,662,891
Broadcom Inc.	21,396	5,897,807
Marvell Technology Inc.	27,000	2,089,800
NVIDIA Corp.	283,002	44,711,486
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,702	4,915,286
Total Semiconductors & Semiconductor Equipment		65,277,270
Software — 18.1%
Intuit Inc.	12,666	9,976,122
Microsoft Corp.	66,478	33,066,822
Palo Alto Networks Inc.	58,595	11,990,881 *
Salesforce Inc.	32,578	8,883,695
Synopsys Inc.	15,580	7,987,554 *
Workday Inc., Class A Shares	29,737	7,136,880 *
Total Software		79,041,954
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	100,118	20,541,210

Total Information Technology		170,088,917
Materials — 2.4%
Chemicals — 2.4%
Linde PLC	8,600	4,034,948
Sherwin-Williams Co.	19,241	6,606,590

Total Materials		10,641,538
Real Estate — 1.4%
Specialized REITs — 1.4%
Equinix Inc.	7,755	6,168,870
Total Investments before Short-Term Investments (Cost — $280,169,344)		420,112,808
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 3.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $17,196,419)	4.092%	17,196,419	$17,196,419 (c)
Total Investments — 100.0% (Cost — $297,365,763)			437,309,227
Liabilities in Excess of Other Assets — (0.0)%††			(68,399)
Total Net Assets — 100.0%			$437,240,828

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

ClearBridge ETFs 2025 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$106,703,052	—	—	$106,703,052
Short-Term Investments†	1,486,223	—	—	1,486,223
Total Investments	$108,189,275	—	—	$108,189,275
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$554,230	—	—	$554,230

†	See Schedule of Investments for additional detailed categorizations.
Large Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$55,048,006	—	$7	$55,048,013
Other Common Stocks	365,064,795	—	—	365,064,795
Total Long-Term Investments	420,112,801	—	7	420,112,808

ClearBridge ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$17,196,419	—	—	$17,196,419
Total Investments	$437,309,220	—	$7	$437,309,227

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2025 Quarterly Report